Nature and Continuance of Operations (Narrative) (Details) - USD ($)	Mar. 31, 2020	Mar. 31, 2019
Nature and Continuance of Operations [Abstract]
Working capital	$ 743,131
Accumulated deficit	(23,852,634)	$ (18,706,668)
Maximum line of credit limit	$ 8,000,000